Note 24 - Basic And Diluted Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(In Thousands, Except per Share Data)	Year Ended December 31
	2012	2011	2010
Basic earnings per common share
Net income available to common shareholders	$9,259	$3,944	$2,084
Weighted average common shares outstanding	7,933	7,843	7,766

Basic earnings per common share	$1.17	$0.50	$0.27

Diluted Earnings per Share
Net income available to common shareholders	$9,259	$3,944	$2,084
Weighted average common shares outstanding	7,933	7,843	7,766
Add dilutive effects of assumed exercises of options	24	2	2
Weighted average common and dilutive potential
Common shares outstanding	7,957	7,845	7,768

Diluted earnings per common share	$1.16	$0.50	$0.27